Stock Compensation Plans (Details 4) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Stock Options
Closing stock price (in dollars per share)	$ 46.80
Aggregate intrinsic value of options outstanding	$ 136
Aggregate intrinsic value of exercisable options outstanding	129
Aggregate intrinsic value of stock options exercised	80	87	62
Cash received from the exercise of stock options	153	162	121
Tax benefit realized from the exercise of stock options	14	4	15
Unamortized deferred compensation expense	$ 263
Remaining weighted-average amortization period (in years)	2.0